FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary (Details) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current
Fair value of derivative financial instruments
Liabilities	CAD 28,615	CAD 4,100
Long-term
Fair value of derivative financial instruments
Liabilities	12,266	3,193
Current
Fair value of derivative financial instruments
Assets		71,438
Electricity Swaps | Current
Fair value of derivative financial instruments
Liabilities	641	1,776
Equity Swaps (gain)/loss | Current
Fair value of derivative financial instruments
Liabilities	1,044	2,324
Equity Swaps (gain)/loss | Long-term
Fair value of derivative financial instruments
Liabilities	891	3,193
Commodity Derivative Instruments | Crude Oil Instruments | Current
Fair value of derivative financial instruments
Liabilities	17,466
Commodity Derivative Instruments | Crude Oil Instruments | Long-term
Fair value of derivative financial instruments
Liabilities	11,375
Commodity Derivative Instruments | Crude Oil Instruments | Current
Fair value of derivative financial instruments
Assets		67,397
Commodity Derivative Instruments | Gas | Current
Fair value of derivative financial instruments
Liabilities	CAD 9,464
Commodity Derivative Instruments | Gas | Current
Fair value of derivative financial instruments
Assets		CAD 4,041